UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $51,884 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       2165   188450          DEFINED 2              188450
CABLEVISION SYS CORP           CL A             12686C109     2427   107410          DEFINED 2              107410
CIRCUIT CITY STORES INC        COM              172737108      578   200000          DEFINED 2              200000
CORNELL COMPANIES INC          COM              219141108     4135   171515          DEFINED 2              171515
DILLARDS INC                   CL A             254067101      579    50000          DEFINED 2               50000
ENERGY EAST CORP               COM              29266M109     2682   108490          DEFINED 2              108490
ENERGY EAST CORP               CALL             29266M909      779    31500     C    DEFINED 2               31500
ENERGY PARTNERS LTD            COM              29270U105     1093    73242          DEFINED 2               73242
GREAT ATLANTIC & PAC TEA INC   COM              390064103      397    17408          DEFINED 2               17408
HARRIS CORP                    COM              413875105     3787    75000          DEFINED 2               75000
HUNTSMAN CORP                  COM              447011107     2378   208620          DEFINED 2              208620
I-MANY INC                     COM              44973Q103      111   111178          DEFINED 2              111178
INFOGROUP INC                  COM              45670G108     4856  1106163          DEFINED 2             1106163
JOHNSON OUTDOORS INC           CL A             479167108     2898   185800          DEFINED 2              185800
KBR INC                        COM              48242W106     2095    60000          DEFINED 2               60000
LANDRYS RESTAURANTS INC        COM              51508L103     1685    93750          DEFINED 2               93750
LEAR CORP                      COM              521865105     1276    90000          DEFINED 2               90000
MARSHALL & ILSLEY CORP         COM              571837103      920    60000          DEFINED 2               60000
MULTIMEDIA GAMES INC           COM              625453105      948   214400          DEFINED 2              214400
MULTIMEDIA GAMES INC           CALL             625453905      140    31600     C    DEFINED 2               31600
MYERS INDS INC                 COM              628464109     1003   123062          DEFINED 2              123062
PENN NATL GAMING INC           COM              707569109     1447    45000          DEFINED 2               45000
POINT BLANK SOLUTIONS INC      COM              730529104     1980   733482          DEFINED 2              733482
SLM CORP                       COM              78442P106     2116   109350          DEFINED 2              109350
TAKE TWO INTERACTIVE SOFTWARE  COM              874054109      844    33000          DEFINED 2               33000
TITANIUM METALS CORP           COM              888339207     1399   100000          DEFINED 2              100000
TRONOX INC                     CL A             897051108      231    73204          DEFINED 2               73204
TRONOX INC                     COM CL B         897051207      587   194521          DEFINED 2              194521
UNITED RENTALS INC             COM              911363109     2745   140000          DEFINED 2              140000
WCI CMNTYS INC                 COM              92923C104      580   400300          DEFINED 2              400300
YAHOO INC                      COM              984332106     3023   146300          DEFINED 2              146300